PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 788,672	$ 801,975
Less: accumulated depreciation	(191,053)	(148,192)
Property, plant and equipment, net	597,619	653,783
Depreciation expense	48,409	38,912	34,094
Carrying value of property, plant and equipment, which is kept as a security for borrowings	354,618	351,055
Carrying amount of property, plant and equipment, which were in process of being pledged	32,560	25,447
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	245,686	262,199
Carrying value of property, plant and equipment, which is kept as a security for borrowings	120,296	119,895
Land
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	4,858	11,791
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	152,248	152,900
Carrying value of property, plant and equipment, which is kept as a security for borrowings	56,336	53,937
Equipment, furniture and fixtures
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	35,975	5,879
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	337,523	353,163
Carrying value of property, plant and equipment, which is kept as a security for borrowings	177,986	177,223
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	7,694	11,531
Computer equipment and software
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross	$ 4,688	$ 4,512